CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 549	$ 1,839	$ 533
Other comprehensive (loss) income, net of tax
Foreign currency translation	(540)	(174)	(100)
Defined benefit and post retirement plans	(67)	(64)	79
Unrealized loss on marketable securities and derivative instruments	(9)	0	0
Total other comprehensive loss, net of tax	(616)	(238)	(21)
Comprehensive (loss) income	(67)	1,601	512
Less: comprehensive (loss) income attributable to noncontrolling interests	(2)	1	(3)
Comprehensive (loss) income attributable to Tyco ordinary shareholders	$ (65)	$ 1,600	$ 515